Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 3000 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.21%	13.09%	14.27%
Convergence Long/Short Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.60%	18.79%	12.59%
Convergence Long/Short Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.33%	17.44%	10.42%
Convergence Long/Short Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.39%	14.70%	9.35%